Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
22.	SUBSEQUENT EVENTS

The Group has evaluated the impact of events that have occurred subsequent to December 31, 2025 through May 15, 2026, the issuance date of the consolidated financial statements. Except for the events mentioned below, the Group did not identify any subsequent events with a material financial impact on the Group’s consolidated financial statements.

Control Transfer Agreement

On January 26, 2026, Mr. Goh Kok Foong, holding 972,000 Class B Ordinary Shares of the Company, and Mr. Lim Soon Huat, holding 558,000 Class A Ordinary Shares of the Company (collectively, the “Selling Shareholders”), entered into a binding memorandum of understanding (“MOU”)with a buyer representative (the “Buyer”), pursuant to which the Selling Shareholders agreed to transfer such shares to the Buyer for an aggregate consideration of USD 10,000,000, payable in installments upon the satisfaction of certain conditions precedent relating to board composition changes and the completion of relevant regulatory filings.

As of the date of this annual report, the conditions precedent to the consummation of the transactions contemplated by the MOU have not been fully satisfied and no change in control has occurred. The MOU remains in effect among the parties.

Loans to Operating Subsidiary

On January 26, 2026, Signature Tasty Claypot House Holding Sdn Bhd, an operating subsidiary of the Group, entered into loan agreements with certain third parties for an aggregate principal amount of USD 2,000,000. The loans bear an annual interest rate of 5.0% and mature on January 25, 2027.

Re-designation of Share Capital

On March 4, 2026, the shareholders of the Company approved the re-designation of the Company’s share capital, pursuant to which 9,720,000 ordinary shares held by Mr. Goh Kok Foong were re-designated as Class B Ordinary Shares and 3,990,280,000 issued and unissued ordinary shares were re-designated as Class A Ordinary Shares. Each Class B Ordinary Share is entitled to fifty (50) votes and each Class A Ordinary Share is entitled to one (1) vote on all matters subject to a vote of shareholders. The Class B Ordinary Shares will automatically convert into Class A Ordinary Shares on a one-for-one basis upon certain transfers or changes in beneficial ownership. Following the re-designation, the Company’s authorized share capital remained US$50,000 divided into 5,000,000,000 shares, comprising 3,990,280,000 Class A Ordinary Shares, 9,720,000 Class B Ordinary Shares and 1,000,000,000 undesignated shares.

On July 13, 2026, the Company effected a 1-for-10 share consolidation. As a result, the authorized share capital was adjusted to US$50,000 divided into 5,000,000,000 shares, comprising 399,028,000 Class A Ordinary Shares (par value US$0.0001 per share), 972,000 Class B Ordinary Shares (par value US$0.0001 per share) and 1,000,000,000 undesignated shares (par value US$0.0001 per share).

Sale of securities

On March 27, 2026, the Company entered into a Securities Purchase Agreement with certain non-U.S. persons, pursuant to which the Company agreed to sell up to 18,000,000 units, each consisting of one ordinary share, at US$0.20 per unit. The net proceeds are expected to be used for working capital and general corporate purposes.

Resignation of Chairman, Director and CEO

On March 31, 2026, Mr. Goh Kok Foong stepped down as the Company’s Chairman, Director and Chief Executive Officer for personal reasons, effective the same date. His resignation was not due to any disagreement with the Company’s management or the Board. Following his resignation, Mr. Goh Kok E assumed the roles of Chairman and Chief Executive Officer, and Ms. Mhlengi Prevail Mafu was appointed as a director.

On August 5, 2026, Mr. Wu Wai Kong resigned as an independent director, the chairperson of the Compensation Committee, a member of the Nominating and Corporate Governance Committee and a member of the Audit Committee of the Company. Effective as of August 7, 2026, Mr. Mhlengi Prevail Mafu resigned as a director and co-chief executive officer of the Company. Effective as of August 7, 2026, Mr. Chung Wai Wong resigned as a director and a member of Nominating and Corporate Governance Committee, a member of Audit Committee and a member of Compensation Committee.